INCOME TAXES - Income Tax Recovery Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current tax recovery
Current tax on net earnings	$ 12,350	$ 0
Recovery of previously unrecognized deferred tax assets	0	(12,944)
Income tax expense/(recovery)	$ 12,350	$ (12,944)